Significant Accounting Policies (Details) - TPG Pace Solutions - USD ($)	Sep. 30, 2021	Jan. 08, 2021
Cash Equivalents At Carrying Value	$ 0	$ 0
Income Tax Examination Penalties And Interest Accrued	0	0
Cash F D I C Insured Amount	$ 250,000	$ 250,000